Interim Condensed Consolidated Statements of Changes in Equity (Unaudited) (Parenthetical) - USD ($) $ in Thousands		1 Months Ended		6 Months Ended		12 Months Ended
	May 22, 2019	Apr. 04, 2019	Jan. 18, 2019	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Statement of changes in equity [abstract]
Net of issue expenses	$ 540	$ 414	$ 428	$ 1,382	$ 258	$ 613	$ 621